SCHEDULE OF ESTIMATED AMORTIZATION EXPENSE (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 11,499
2027	11,492
2028	11,483
2029	11,483
2030	11,483
Thereafter	430,253
Intangible assets, net	$ 487,693	$ 523,846